Expense Example {- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2030 Fund - Fidelity Freedom 2030 Fund - Class K	May 28, 2022 USD ($)
Expense Example:
1 year	$ 59
3 years	182
5 years	314
10 years	$ 679